As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (95.3%)
Aerospace & Defense (0.6%)
Honeywell International, Inc.	8,000	$757,520
Air Freight & Logistics (0.2%)
FedEx Corp.	2,000	287,960
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	265,250
Auto Components (0.3%)
Sypris Solutions, Inc.	354,300	428,703
Biotechnology (7.5%)
Foundation Medicine, Inc. *	7,500	138,375
Gilead Sciences, Inc.	94,500	9,278,955
Natera, Inc. *	587	6,369
		9,423,699
Capital Markets (2.6%)
Financial Engines, Inc.	67,500	1,989,225
GSV Capital Corp. *	37,500	294,375
Oaktree Capital Group LLC	20,000	990,000
		3,273,600
Communications Equipment (8.6%)
KVH Industries, Inc. *	500,000	5,000,000
ViaSat, Inc. * †	90,000	5,786,100
		10,786,100
Electronic Equipment, Instruments & Components (9.9%)
Corning, Inc.	35,000	599,200
Electro Scientific Industries, Inc.	289,500	1,343,280
Flir Systems, Inc.	7,500	209,925
Frequency Electronics, Inc. *	54,500	565,710
II-VI, Inc. *	145,000	2,331,600
Jabil Circuit, Inc. †	150,000	3,355,500
National Instruments Corp.	13,800	383,502
Newport Corp. *	202,500	2,784,375
TTM Technologies, Inc. *	25,000	155,750
Vishay Intertechnology, Inc.	62,500	605,625
		12,334,467
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	12,500	862,125
Health Care Equipment & Supplies (9.2%)
Analogic Corp.	5,000	410,200
Becton Dickinson and Co.	41,500	5,505,390
CONMED Corp.	48,150	2,298,681
Medtronic PLC	26,290	1,759,853
Varian Medical Systems, Inc. *	20,000	1,475,600
		11,449,724
Health Care Providers & Services (8.7%)
Express Scripts Holding Co. * †	133,650	10,820,304

Health Care Technology (0.1%)
Castlight Health, Inc. *	15,000	63,000
Internet Software & Services (4.1%)
Akamai Technologies, Inc. * †	46,500	3,211,290
Amber Road, Inc. *	284,000	1,198,480
Q2 Holdings, Inc. *	20,000	494,400
Reis, Inc.	10,000	226,500
		5,130,670
Life Sciences Tools & Services (7.7%)
Bruker Corp. *	25,000	410,750
Thermo Fisher Scientific, Inc. †	75,000	9,171,000
		9,581,750
Media (3.4%)
Comcast Corp.	60,000	3,412,800
Discovery Communications, Inc. Class A *	5,000	130,150
Discovery Communications, Inc. Class C *	5,000	121,450
Time, Inc.	5,000	95,250
Twenty-First Century Fox, Inc.	10,000	269,800
World Wrestling Entertainment, Inc.	12,500	211,250
		4,240,700
Oil, Gas & Consumable Fuels (2.1%)
Hess Corp. †	50,000	2,503,000
WPX Energy, Inc. *	22,500	148,950
		2,651,950
Pharmaceuticals (0.3%)
Corium International, Inc. *	40,000	374,000
Professional Services (0.8%)
WageWorks, Inc. *	23,500	1,059,380
Semiconductors & Semiconductor Equipment (13.6%)
Applied Materials, Inc.	7,500	110,175
Brooks Automation, Inc.	90,000	1,053,900
Entegris, Inc. *	247,500	3,264,525
FormFactor, Inc. *	675,000	4,576,500
Lam Research Corp.	2,500	163,325
Microchip Technology, Inc.	1,807	77,864
MKS Instruments, Inc.	67,500	2,263,275
Nova Measuring Instruments Ltd. *	130,000	1,250,600
PDF Solutions, Inc. *	200,000	2,000,000
Photronics, Inc. *	247,500	2,242,350
		17,002,514
Software (0.4%)
Barracuda Networks, Inc. *	28,023	436,598
Specialty Retail (6.4%)
CarMax, Inc. * †	112,500	6,673,500
Dick's Sporting Goods, Inc.	24,000	1,190,640
Tiffany & Co.	2,500	193,050
		8,057,190
Technology Hardware, Storage & Peripherals (6.5%)
Electronics For Imaging, Inc. *	64,500	2,791,560
Super Micro Computer, Inc. *	197,500	5,383,850
		8,175,410
Thrifts & Mortgage Finance (0.3%)
Ladder Capital Corp.	28,577	409,223

Trading Companies & Distributors (1.1%)
Air Lease Corp.	45,000	1,391,400
Total Common Stocks
(Cost $64,983,301)		$119,263,237

Short-Term Investments (4.5%)
Money Market Fund (4.5%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.00% (a)
(Cost $5,578,973)	5,578,973	$5,578,973

Total Investments (99.8%)
(Cost $70,562,274)		124,842,210
Total Securities Sold Short (-3.8%)		(4,755,147)
(Proceeds $4,285,170)
Other Assets in Excess of Liabilities (4.0%)		5,027,223
Net Assets (100.0%)		$125,114,286

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2015
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $7,111,400.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-3.8%)
Capital Markets (-0.6%)
Medallion Financial Corp.	104,000	$788,320
Communications Equipment (-1.9%)
Ubiquiti Networks, Inc.	69,000	2,338,410
Internet Software & Services (-0.1%)
SPS Commerce, Inc. *	2,575	174,817
Semiconductors & Semiconductor Equipment (-0.1%)
Advanced Energy Industries, Inc. *	5,000	131,500
Software (-1.1%)
ANSYS, Inc. *	15,000	1,322,100
Total Securities Sold Short (-3.8%)
(Proceeds $4,285,170)		$4,755,147

* Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (2.2%)
Precision Castparts Corp.	5,000	$1,148,550
Biotechnology (4.9%)
Foundation Medicine, Inc. *	2,500	46,125
Gilead Sciences, Inc. †	25,000	2,454,750
		2,500,875
Capital Markets (2.0%)
Financial Engines, Inc. †	30,000	884,100
GSV Capital Corp. *	18,700	146,795
		1,030,895
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. *	1,000	43,970
Communications Equipment (7.9%)
KVH Industries, Inc. *	265,000	2,650,000
Norsat International, Inc. *	37,500	157,500
ViaSat, Inc. * †	19,500	1,253,655
		4,061,155
Electrical Equipment (1.0%)
Vicor Corp. *	49,300	502,860
Electronic Equipment, Instruments & Components (8.0%)
Checkpoint Systems, Inc.	2,500	18,125
Electro Scientific Industries, Inc.	17,500	81,200
FEI Co.	14,000	1,022,560
Flir Systems, Inc.	7,500	209,925
Frequency Electronics, Inc. *	100,000	1,038,000
II-VI, Inc. *	10,000	160,800
IPG Photonics Corp. *	4,500	341,865
National Instruments Corp.	8,200	227,878
Newport Corp. *	22,500	309,375
Vishay Precision Group, Inc. *	60,000	695,400
		4,105,128
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc. *	35,200	264,000
Health Care Equipment & Supplies (2.8%)
Analogic Corp.	5,000	410,200
Becton Dickinson and Co.	4,500	596,970
LeMaitre Vascular, Inc.	34,000	414,460
		1,421,630
Health Care Providers & Services (0.9%)
Express Scripts Holding Co. *	6,000	485,760
Health Care Technology (0.8%)
Omnicell, Inc. *	13,000	404,300
Hotels, Restaurants & Leisure (0.7%)
Panera Bread Co. *	1,800	348,138
Household Durables (0.9%)
iRobot Corp. *	5,000	145,700

Libbey, Inc.	10,000	326,100
		471,800
Household Products (1.6%)
Oil-Dri Corp. of America	37,187	851,582
Insurance (0.5%)
Crawford & Co.	46,712	261,120
Internet Software & Services (17.5%)
Akamai Technologies, Inc. * †	61,000	4,212,660
Amber Road, Inc. *	99,000	417,780
ARI Network Services, Inc. *	15,000	56,700
ChannelAdvisor Corp. *	17,500	173,950
Constant Contact, Inc. * †	57,000	1,381,680
Q2 Holdings, Inc. *	12,500	309,000
Reis, Inc.	95,000	2,151,750
TheStreet, Inc.	175,000	292,250
		8,995,770
Life Sciences Tools & Services (0.8%)
Bruker Corp. *	25,000	410,750
Machinery (0.1%)
Kornit Digital Ltd. *	2,500	31,575
Media (0.3%)
Time, Inc.	2,500	47,625
World Wrestling Entertainment, Inc.	6,000	101,400
		149,025
Oil, Gas & Consumable Fuels (0.8%)
Hess Corp.	8,000	400,480
Pharmaceuticals (0.4%)
Corium International, Inc. *	22,500	210,375
Professional Services (2.7%)
CRA International, Inc. *	5,000	107,900
WageWorks, Inc. * †	28,000	1,262,240
		1,370,140
Real Estate Investment Trusts (REITs) (1.8%)
Equinix, Inc.	3,499	956,626
Semiconductors & Semiconductor Equipment (21.5%)
Brooks Automation, Inc.	10,000	117,100
Entegris, Inc. *	200,000	2,638,000
FormFactor, Inc. *	430,000	2,915,400
MKS Instruments, Inc. †	29,100	975,723
Nova Measuring Instruments Ltd. *	94,900	912,938
PDF Solutions, Inc. *	237,500	2,375,000
Photronics, Inc. *	117,500	1,064,550
Xcerra Corp. *	10,000	62,800
		11,061,511
Software (3.5%)
Barracuda Networks, Inc. *	13,539	210,938
Bottomline Technologies, Inc. *	25,000	625,250
Exa Corp. *	5,000	51,650
GSE Systems, Inc. *	610,000	908,900
		1,796,738
Specialty Retail (3.5%)
CarMax, Inc. * †	22,500	1,334,700

Dick's Sporting Goods, Inc.	10,000	496,100
		1,830,800
Technology Hardware, Storage & Peripherals (11.5%)
Apple, Inc. †	22,250	2,454,175
Avid Technology, Inc. *	45,000	358,200
Electronics For Imaging, Inc. *	18,000	779,040
Super Micro Computer, Inc. * †	85,500	2,330,730
		5,922,145
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp.	13,318	190,714
Trading Companies & Distributors (0.3%)
Air Lease Corp.	5,000	154,600
Total Common Stocks
(Cost $31,027,122)		$51,383,012

Short-Term Investments (0.3%)
Money Market Fund (0.3%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.00% (a)
(Cost $162,178)	162,178	$162,178

Total Investments (100.2%)
(Cost $31,189,300)		51,545,190
Total Securities Sold Short (-6.3%)		(3,253,167)
(Proceeds $2,888,796)
Other Assets in Excess of Liabilities (6.1%)		3,136,301
Net Assets (100.0%)		$51,428,324

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2015
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,462,480.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-6.3%)
Capital Markets (-1.7%)
Medallion Financial Corp.	116,000	$879,280
Communications Equipment (-3.0%)
Ubiquiti Networks, Inc.	46,250	1,567,412
Containers & Packaging (-0.1%)
Greif, Inc.	2,500	79,775
Software (-0.9%)
ANSYS, Inc. *	5,000	440,700
Thrifts & Mortgage Finance (-0.6%)
Federal Home Loan Mortgage Corp. *	130,000	286,000
Total Securities Sold Short (-6.3%)
(Proceeds $2,888,796)		$3,253,167

* Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (94.4%)
Biotechnology (1.2%)
Exact Sciences Corp. *	15,000	$269,850
Natera, Inc. *	119	1,291
		271,141
Communications Equipment (9.2%)
KVH Industries, Inc. *	138,400	1,384,000
Ruckus Wireless, Inc. * †	65,000	772,200
		2,156,200
Electrical Equipment (0.9%)
Generac Holdings, Inc. *	7,000	210,630
Electronic Equipment, Instruments & Components (18.5%)
Electro Scientific Industries, Inc.	147,500	684,400
Frequency Electronics, Inc. *	105,000	1,089,900
II-VI, Inc. *	15,000	241,200
Newport Corp. *	92,500	1,271,875
TTM Technologies, Inc. *	170,000	1,059,100
		4,346,475
Health Care Providers & Services (1.8%)
Express Scripts Holding Co. * †	5,350	433,136
Health Care Technology (0.3%)
Castlight Health, Inc. *	15,000	63,000
Household Products (3.2%)
Oil-Dri Corp. of America	32,500	744,250
Internet Software & Services (11.6%)
Amber Road, Inc. *	206,375	870,902
Reis, Inc.	53,500	1,211,775
TheStreet, Inc.	383,350	640,195
		2,722,872
Media (0.2%)
World Wrestling Entertainment, Inc.	2,500	42,250
Oil, Gas & Consumable Fuels (3.1%)
Hess Corp.	5,500	275,330
WPX Energy, Inc. *	70,000	463,400
		738,730
Semiconductors & Semiconductor Equipment (29.2%)
Entegris, Inc. *	90,000	1,187,100
FormFactor, Inc. *	210,000	1,423,800
MKS Instruments, Inc. †	30,000	1,005,900
Nanometrics, Inc. *	1,402	17,020
PDF Solutions, Inc. *	100,000	1,000,000
Photronics, Inc. *	132,500	1,200,450
Ultra Clean Holdings, Inc. *	175,000	1,004,500
		6,838,770
Software (1.2%)
FireEye, Inc. *	9,000	286,380

Technology Hardware, Storage & Peripherals (8.7%)
Silicon Graphics International Corp. *	170,000	668,100
Super Micro Computer, Inc. * †	50,000	1,363,000
		2,031,100
Thrifts & Mortgage Finance (0.4%)
LendingTree, Inc. *	1,000	93,030
Trading Companies & Distributors (4.9%)
Air Lease Corp. †	37,500	1,159,500
Total Common Stocks
(Cost $25,573,333)		$22,137,464

Short-Term Investments (3.9%)
Money Market Fund (3.9%)
Dreyfus Treasury Prime Cash Management - Institutional Class
0.00% (a)
(Cost $913,964)	913,964	$913,964

Total Investments (98.3%)
(Cost $26,487,297)		23,051,428
Total Securities Sold Short (-2.7%)		(635,143)
(Proceeds $599,184)
Other Assets in Excess of Liabilities (4.4%)		1,025,040
Net Assets (100.0%)		$23,441,325

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2015
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,397,580.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-2.7%)
Communications Equipment (-1.1%)
Ubiquiti Networks, Inc.	8,000	$271,120
Internet Software & Services (-1.0%)
SPS Commerce, Inc. *	3,425	232,523
Semiconductors & Semiconductor Equipment (-0.6%)
Advanced Energy Industries, Inc. *	5,000	131,500
Total Securities Sold Short (-2.7%)
(Proceeds $599,184)		$635,143

* Non-income producing security.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2015.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2015.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares. For the nine months ended September 30, 2015, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $3,394, $1,326 and $92, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2015, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets.

Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of September 30, 2015, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of September 30, 2015, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$119,263,237	$51,383,012	$22,137,464
Short-Term
Investments	5,578,973	162,178	913,964
Liabilities
Securities Sold Short(2)	(4,755,147)	(3,253,167)	(635,143)
Total	$120,087,063	$48,292,023	$22,416,285
(1) As of September 30, 2015, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Derivative Instruments and Hedging Activities

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (‘SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the nine months ended September 30, 2015.

4.	Short Sale Transactions

During the nine months ended September 30, 2015, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2015, the market value of securities separately segregated to cover short positions was $7,111,400, $6,462,480, and $1,397,580 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $5,114,157, $3,248,093 and $738,828 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2015 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

6.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of December 31, 2014, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$73,396,559	$78,123,672	$(4,318,871)	$73,804,801
NAGF	30,369,584	33,178,173	(1,278,514)	31,899,659
NSCGF	29,426,614	5,144,563	(2,322,061)	2,822,502

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By       /s/  George A. Needham
           George A. Needham, President (Chief Executive Officer)

Date               11/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/  George A. Needham
            George A. Needham, President (Chief Executive Officer)

Date               11/23/2015

By       /s/ James W. Giangrasso
            James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date               11/23/2015